UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin California Intermediate-Term Tax-Free Income Fund
Class A [FCCQX]
Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$38	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,395,665,082
Total Number of Portfolio Holdings	467
Portfolio Turnover Rate	7.96%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 1	1152-STSR-0226

Franklin California Intermediate-Term Tax-Free Income Fund
Class A1 [FKCIX]
Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$30	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,395,665,082
Total Number of Portfolio Holdings	467
Portfolio Turnover Rate	7.96%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 1	152-STSR-0226

Franklin California Intermediate-Term Tax-Free Income Fund
Class C [FCCIX]
Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$58	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,395,665,082
Total Number of Portfolio Holdings	467
Portfolio Turnover Rate	7.96%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 1	252-STSR-0226

Franklin California Intermediate-Term Tax-Free Income Fund
Class R6 [FCCRX]
Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$24	0.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,395,665,082
Total Number of Portfolio Holdings	467
Portfolio Turnover Rate	7.96%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 1	8152-STSR-0226

Franklin California Intermediate-Term Tax-Free Income Fund
Advisor Class [FRCZX]
Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$25	0.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,395,665,082
Total Number of Portfolio Holdings	467
Portfolio Turnover Rate	7.96%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California Intermediate-Term Tax-Free Income Fund	PAGE 1	653-STSR-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
California
Intermediate-Term
Tax-Free Income
Fund
Financial Statements and Other Important Information
Semi-annual | December 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 20
Notes to Financial Statements 24
Changes In and Disagreements with Accountants 31
Results of Meeting(s) of Shareholders 31
Remuneration Paid to Directors, Officers and Others 31
Board Approval of Management and Subadvisory Agreements 31

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.79 $10.97 $10.94 $10.98 $12.16 $12.09
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.33 0.32 0.29 0.24 0.25
Net realized and unrealized gains (losses) 0.23 (0.18) 0.03 (0.04) (1.18) 0.07
Total from investment operations ........ 0.41 0.15 0.35 0.25 (0.94) 0.32
Less distributions from:
Net investment income .............. (0.18) (0.33) (0.32) (0.29) (0.24) (0.25)
Net asset value, end of period .......... $11.02 $10.79 $10.97 $10.94 $10.98 $12.16
Total return
c
....................... 3.85% 1.39% 3.22% 2.28% (7.84)% 2.68%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.82% 0.81% 0.82% 0.81% 0.81% 0.79%
Expenses net of waiver and payments by
affiliates .......................... 0.74% 0.74%
e
0.74%
e
0.74%
e
0.74%
e
0.74%
e
Net investment income ............... 3.31% 3.05% 2.92% 2.66% 2.05% 2.05%
Supplemental data
Net assets , end of period (000’s) ........ $458,936 $396,193 $374,818 $364,175 $339,459 $365,239
Portfolio turnover rate ................ 7.96% 22.85% 16.05% 18.50% 29.01% 9.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.78 $10.96 $10.94 $10.98 $12.15 $12.08
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.35 0.33 0.31 0.26 0.27
Net realized and unrealized gains (losses) 0.23 (0.18) 0.02 (0.05) (1.17) 0.07
Total from investment operations ........ 0.42 0.17 0.35 0.26 (0.91) 0.34
Less distributions from:
Net investment income .............. (0.19) (0.35) (0.33) (0.30) (0.26) (0.27)
Net asset value, end of period .......... $11.01 $10.78 $10.96 $10.94 $10.98 $12.15
Total return
c
....................... 3.94% 1.55% 3.28% 2.44% (7.62)% 2.84%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.67% 0.66% 0.67% 0.66% 0.66% 0.65%
Expenses net of waiver and payments by
affiliates .......................... 0.59% 0.59%
e
0.59%
e
0.59%
e
0.59%
e
0.59%
e
Net investment income ............... 3.46% 3.19% 3.06% 2.80% 2.20% 2.22%
Supplemental data
Net assets , end of period (000’s) ........ $259,475 $281,711 $348,839 $418,383 $515,347 $668,093
Portfolio turnover rate ................ 7.96% 22.85% 16.05% 18.50% 29.01% 9.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.83 $11.01 $10.98 $11.02 $12.20 $12.13
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.29 0.27 0.25 0.19 0.20
Net realized and unrealized gains (losses) 0.22 (0.18) 0.03 (0.05) (1.18) 0.07
Total from investment operations ........ 0.38 0.11 0.30 0.20 (0.99) 0.27
Less distributions from:
Net investment income .............. (0.16) (0.29) (0.27) (0.24) (0.19) (0.20)
Net asset value, end of period .......... $11.05 $10.83 $11.01 $10.98 $11.02 $12.20
Total return
c
....................... 3.54% 0.98% 2.80% 1.86% (8.18)% 2.26%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.22% 1.21% 1.21% 1.21% 1.20% 1.20%
Expenses net of waiver and payments by
affiliates .......................... 1.14% 1.14%
e
1.14%
e
1.14%
e
1.14%
e
1.14%
e
Net investment income ............... 2.89% 2.62% 2.49% 2.24% 1.63% 1.66%
Supplemental data
Net assets , end of period (000’s) ........ $18,562 $20,672 $27,535 $40,150 $54,420 $101,559
Portfolio turnover rate ................ 7.96% 22.85% 16.05% 18.50% 29.01% 9.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.81 $10.99 $10.97 $11.01 $12.18 $12.12
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.36 0.35 0.32 0.28 0.28
Net realized and unrealized gains (losses) 0.23 (0.18) 0.02 (0.04) (1.18) 0.07
Total from investment operations ........ 0.43 0.18 0.37 0.28 (0.90) 0.35
Less distributions from:
Net investment income .............. (0.20) (0.36) (0.35) (0.32) (0.27) (0.29)
Net asset value, end of period .......... $11.04 $10.81 $10.99 $10.97 $11.01 $12.18
Total return
c
....................... 3.99% 1.67% 3.40% 2.56% (7.48)% 2.88%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.52% 0.51% 0.52% 0.53% 0.52% 0.51%
Expenses net of waiver and payments by
affiliates .......................... 0.46% 0.46%
e
0.46%
e
0.46%
e
0.46%
e
0.45%
e
Net investment income ............... 3.59% 3.33% 3.20% 2.95% 2.35% 2.33%
Supplemental data
Net assets , end of period (000’s) ........ $79,556 $65,695 $58,357 $50,131 $36,294 $28,080
Portfolio turnover rate ................ 7.96% 22.85% 16.05% 18.50% 29.01% 9.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.81 $10.99 $10.97 $11.01 $12.18 $12.12
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.36 0.35 0.32 0.27 0.28
Net realized and unrealized gains (losses) 0.23 (0.18) 0.01 (0.05) (1.17) 0.06
Total from investment operations ........ 0.43 0.18 0.36 0.27 (0.90) 0.34
Less distributions from:
Net investment income .............. (0.20) (0.36) (0.34) (0.31) (0.27) (0.28)
Net asset value, end of period .......... $11.04 $10.81 $10.99 $10.97 $11.01 $12.18
Total return
c
....................... 3.98% 1.64% 3.37% 2.53% (7.51)% 2.85%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.57% 0.56% 0.57% 0.56% 0.56% 0.55%
Expenses net of waiver and payments by
affiliates .......................... 0.49% 0.49%
e
0.49%
e
0.49%
e
0.49%
e
0.49%
e
Net investment income ............... 3.55% 3.29% 3.16% 2.89% 2.30% 2.31%
Supplemental data
Net assets , end of period (000’s) ........ $579,136 $534,874 $542,009 $516,585 $613,805 $716,600
Portfolio turnover rate ................ 7.96% 22.85% 16.05% 18.50% 29.01% 9.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Schedule of Investments (unaudited), December 31, 2025
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.4%
Arizona 0.7%
a
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... $ 9,340,000 $ 9,801,975
California 94.4%
Align Affordable Housing Bond Fund LP ,
a,b
Breezewood 2019 LP , Revenue , 144A, FRN , 2020-3 TR , A , 5.3% , 8/01/30 ....... 11,700,335 11,700,845
Parkwood Apartments , 2021-1 , 2.25% , 8/01/31 ........................... 11,250,000 10,658,475
Beaumont Public Improvement Authority , Special Tax , 2025 B , 5% , 9/01/50 ........ 1,775,000 1,802,722
Beaumont Unified School District ,
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 300,000 319,212
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,295,000 1,335,967
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 660,000 674,278
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 725,000 734,924
California Affordable Housing Agency , Butte County Housing Authority , Revenue , 2020
A , 2% , 10/01/35 ................................................... 500,000 427,930
California Community Choice Financing Authority ,
c
Revenue , 2021 A , Mandatory Put , 4% , 12/01/27 ........................... 13,200,000 13,328,971
c
Revenue , 2021 B-1 , Mandatory Put , 4% , 8/01/31 .......................... 9,150,000 9,283,980
c
Revenue , 2022 A-1 , Mandatory Put , 4% , 8/01/28 .......................... 20,000,000 20,327,230
c
Revenue , 2024 B , Mandatory Put , 5% , 12/01/32 ........................... 35,485,000 37,005,692
c
Revenue , 2024 D , Mandatory Put , 5% , 9/01/32 ........................... 15,000,000 16,291,321
c
Revenue , 2025 C , Mandatory Put , 5% , 10/01/33 ........................... 12,500,000 13,276,295
Revenue , 2025 G , 5% , 12/01/35 ....................................... 15,000,000 16,472,244
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/32 ............ 1,750,000 1,822,697
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/33 ............ 600,000 623,569
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/35 ............ 3,040,000 3,145,906
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/37 ............ 1,600,000 1,647,187
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/38 ............ 1,320,000 1,355,857
a
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 3,215,000 2,955,241
California County Tobacco Securitization Agency ,
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/35 .................................................... 1,505,000 1,500,758
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/39 .................................................... 1,300,000 1,242,611
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/32 ................ 275,000 297,615
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/33 ................ 545,000 586,698
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/36 ................ 595,000 629,636
Leland Stanford Junior University (The) , Revenue , U-6 , 5% , 5/01/45 ............ 1,135,000 1,314,580
Leland Stanford Junior University (The) , Revenue , U-7 , 5% , 6/01/46 ............ 9,485,000 10,914,508
Leland Stanford Junior University (The) , Revenue , V-1 , 5% , 5/01/49 ............ 10,350,000 11,751,267
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/29 ............. 1,020,000 1,041,682
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/32 ............. 1,235,000 1,258,876
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/33 ............. 1,000,000 1,018,003
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/34 ............. 1,750,000 1,779,115
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/35 ............. 1,500,000 1,523,819
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/36 ............. 2,000,000 2,029,360
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/37 ............. 2,000,000 2,026,986
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/36 ...... 750,000 771,982
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/37 ...... 725,000 739,836
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/38 ...... 1,025,000 1,043,971
St. Mary's College of California , Revenue , 2023 A , Refunding , 5.25% , 10/01/44 ... 4,450,000 4,363,211

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority, (continued)
University of Southern California , Revenue , 2025 A , 5% , 10/01/55 ............. $ 15,975,000 $ 16,952,366
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/26 .. 540,000 545,058
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/28 .. 615,000 639,790
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/30 .. 250,000 266,842
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/35 .. 450,000 474,314
California Health Facilities Financing Authority ,
Cedars-Sinai Medical Center Obligated Group , Revenue , 2016 A , Refunding , 5% ,
8/15/31 ........................................................ 3,500,000 3,556,059
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/36 ........................................................ 2,045,000 2,077,526
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/37 ........................................................ 2,530,000 2,561,687
CommonSpirit Health Obligated Group , Revenue , 2024 A , 5% , 12/01/54 ......... 7,835,000 8,064,597
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/28 ....................... 2,100,000 2,158,369
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/29 ....................... 2,460,000 2,528,616
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/30 ....................... 1,250,000 1,284,512
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/31 ....................... 1,200,000 1,232,151
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 7,000,000 7,868,157
Marshall Medical Center , Revenue , 2015 , Refunding , California Mortgage Insured ,
5% , 11/01/33 ................................................... 1,000,000 1,001,743
California Housing Finance Agency ,
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 4,694,289 4,812,154
Lakeside Drive Senior Housing LP , Revenue , 2019 N , FNMA Insured , 2.35% ,
12/01/35 ....................................................... 8,910,627 7,965,004
California Infrastructure & Economic Development Bank , Academy of Motion Picture
Arts and Sciences Obligated Group , Revenue , 2020 A , 5% , 11/01/30 ........... 7,260,000 8,249,990
California Municipal Finance Authority ,
Revenue , 2024 , Refunding , 4% , 12/01/43 ................................ 2,000,000 1,950,932
a
Revenue , 144A, 2025 A , 6.375% , 8/01/37 ............................... 6,500,000 6,722,988
Revenue , 2025 A , 6.1% , 12/01/37 ..................................... 3,500,000 3,506,405
Special Tax , 2025 B , 5% , 9/01/45 ...................................... 1,250,000 1,269,837
ACI Royal York, Inc. , Revenue , 2020 A , 3.125% , 2/15/33 .................... 620,000 582,300
Aldersly , Revenue , 2023 B-1 , Refunding , California Mortgage Insured , 4% , 11/15/28 595,000 597,400
California Home for the Aged, Inc. (The) , Revenue , 2018 , California Mortgage
Insured , 5% , 5/15/36 .............................................. 1,000,000 1,044,094
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/32 ................. 120,000 123,152
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/33 ................. 120,000 122,562
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/34 ................. 155,000 157,590
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/35 ................. 160,000 161,933
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/36 ................. 185,000 186,226
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/37 ................. 170,000 170,204
Caritas Corp. CMFA Mobile Home Park Financing , Revenue, Sub. Lien , 2021 B ,
Refunding , 3% , 8/15/31 ............................................ 80,000 78,362
Caritas Corp. CMFA Mobile Home Park Financing , Revenue, Sub. Lien , 2021 B ,
Refunding , 4% , 8/15/41 ............................................ 590,000 558,913
Caritas Corp. CMFA Mobile Home Park Financing , Revenue, Sub. Lien , 2021 B ,
Refunding , 4% , 8/15/56 ............................................ 540,000 449,383
a
Century CityView LP , Revenue , 144A, 2021 A , 4% , 11/01/36 .................. 8,125,000 7,788,413
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/30 ........................ 3,635,000 3,870,417
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/36 ........................ 1,260,000 1,316,012
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/38 ........................ 1,500,000 1,554,708
Community Facilities District No. 2021-9 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/45 .................................................... 1,130,000 1,147,933
Community Facilities District No. 2022-27 , Special Tax , 2025 , 5.125% , 9/01/45 .... 1,580,000 1,621,287

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Community Facilities District No. 2023-5 Area No. 2 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/45 ............................................ $ 670,000 $ 681,607
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/26 ............................................ 2,010,000 2,012,303
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/29 ............................................ 6,270,000 6,386,022
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/30 ............................................ 4,680,000 4,762,878
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/32 ............................................ 3,300,000 3,355,549
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/33 ............................................ 7,440,000 7,559,137
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/34 ............................................ 5,000,000 5,075,644
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/36 ............................................ 2,295,000 2,326,000
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/37 ............................................ 2,000,000 2,024,512
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/28 .................... 150,000 150,496
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/29 .................... 300,000 301,371
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/30 .................... 400,000 402,191
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/31 .................... 350,000 351,820
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/32 .................... 250,000 250,558
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/33 .................... 155,000 154,470
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/34 .................... 110,000 108,735
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/35 .................... 250,000 245,278
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/26 .... 210,000 211,743
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/27 .... 110,000 112,182
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/28 .... 115,000 118,576
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/29 .... 240,000 250,390
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/30 .... 125,000 126,331
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/31 .... 265,000 268,563
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/32 .... 280,000 284,265
Del Harbor Foundation , Revenue , 2015 , Refunding , 5% , 11/01/26 ............. 1,085,000 1,086,564
a
IH Lakes Concord LLC , Revenue , 144A, 2022 A-1 , 4.375% , 12/01/32 ........... 15,000,000 14,802,019
a
IH Lakes Concord LLC , Revenue , 144A, 2022 A-2 , 6.75% , 12/01/32 ............ 930,000 916,821
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/32 ... 6,625,000 6,631,732
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ 5,800,000 4,878,611
Integrity Housing Obligated Group , Revenue , 2022 A-2 , 6.25% , 12/01/32 ........ 3,105,000 2,880,840
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/34 3,000,000 3,081,694
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/35 5,500,000 5,636,010
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/36 10,570,000 10,801,525
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/37 2,930,000 2,989,719
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/38 7,600,000 7,754,506
a
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5% , 7/01/35 3,960,000 4,209,604
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5% , 11/01/28 ..... 1,400,000 1,412,730
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5.25% , 11/01/29 .. 1,000,000 1,011,252
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5% , 11/01/30 ..... 1,350,000 1,362,366
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5.25% , 11/01/31 .. 1,250,000 1,263,563
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5.25% , 11/01/41 .. 4,620,000 4,635,214
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/26 .... 900,000 909,102
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/27 .... 1,300,000 1,311,557
Northern California Retired Officers Community , Revenue , 2016 , Refunding ,
California Mortgage Insured , 5% , 1/01/37 .............................. 1,310,000 1,339,736
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/27 ....................................................... 100,000 102,552

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/28 ....................................................... $ 250,000 $ 259,188
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/29 ....................................................... 250,000 261,464
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/30 ....................................................... 210,000 220,900
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/31 ....................................................... 435,000 458,497
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/33 ....................................................... 1,200,000 1,248,720
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5.25% ,
11/01/34 ....................................................... 1,430,000 1,493,882
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5.25% ,
11/01/35 ....................................................... 1,200,000 1,242,211
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5.25% ,
11/01/36 ....................................................... 1,550,000 1,592,089
Pilgrim Place in Claremont , Revenue , 2016 A , Refunding , California Mortgage
Insured , 5% , 5/15/31 .............................................. 2,750,000 2,843,638
Porter 1107 LLC , Revenue , 2025 A , 6.2% , 11/01/37 ........................ 10,000,000 10,152,390
Scripps College , Revenue , 2025 , 5% , 7/01/50 ............................ 3,395,000 3,473,526
System Management Group , Revenue , 2019 A , 5% , 4/01/35 ................. 1,780,000 1,892,067
System Management Group , Revenue , 2019 A , 5% , 4/01/37 ................. 2,945,000 3,109,319
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/31 ............. 1,000,000 1,022,105
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/32 ............. 1,000,000 1,021,291
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/33 ............. 1,010,000 1,030,389
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/35 ............. 1,440,000 1,465,741
a
California Pollution Control Financing Authority ,
Channelside Water Resources LP , Revenue , 144A, 2019 , Refunding , 5% , 7/01/29 . 3,875,000 3,994,485
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/26 .......... 2,680,000 2,696,895
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/28 .......... 4,170,000 4,315,101
c
California Public Finance Authority , Henry Mayo Newhall Hospital Obligated Group ,
Revenue , 2021 B , Mandatory Put , 4% , 10/15/31 ........................... 690,000 678,194
a
California School Finance Authority ,
Aspire Public Schools Obligated Group , Revenue , 144A, 2022 A , 5% , 8/01/32 .... 640,000 660,680
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5% , 6/01/33 ............................................ 1,655,000 1,732,057
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 4% ,
10/01/27 ....................................................... 270,000 271,273
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/32 ....................................................... 1,455,000 1,539,606
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/26 . 300,000 302,430
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/27 . 320,000 327,813
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
8/01/32 ........................................................ 595,000 625,310
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding ,
5.375% , 8/01/42 ................................................. 1,500,000 1,571,360
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5% , 6/01/33 300,000 316,532
California State Public Works Board , Revenue , 2025 A , 5% , 4/01/50 ............. 30,500,000 32,291,222
California Statewide Communities Development Authority ,
Special Assessment , 2025 C-1 , 5% , 9/02/45 .............................. 3,665,000 3,765,667
Special Tax , 2023 A , 5% , 9/01/36 ...................................... 455,000 485,538
Special Tax , 2023 A , 5% , 9/01/43 ...................................... 215,000 221,958
Special Tax , 2023 C-1 , 5% , 9/02/43 .................................... 3,835,000 3,929,136
Special Tax , 2025 A , 5% , 9/02/45 ...................................... 5,745,000 5,929,920
Special Tax , 2025 B , 5% , 9/02/45 ...................................... 1,410,000 1,449,835

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Community Facilities District No. 2020-02 Improvement Area No. 2 , Special Tax ,
2022 , 5.125% , 9/01/42 ............................................ $ 500,000 $ 523,058
Community Facilities District No. 2021-1 , Special Tax , 2023 , 4.75% , 9/01/38 ...... 500,000 527,334
Community Facilities District No. 2022-10 , Special Tax , 2023 , 5.25% , 9/01/43 ..... 650,000 682,759
Hebrew Home for Aged Disabled , Revenue , 2016 , California Mortgage Insured , 5% ,
11/01/36 ....................................................... 9,000,000 9,134,566
Sequoia Living, Inc. , Revenue , 2025 A , Refunding , California Mortgage Insured , 5% ,
7/01/55 ........................................................ 14,425,000 15,105,988
Carlsbad Unified School District , GO , 2018 C , 4% , 8/01/50 .................... 5,000,000 4,740,637
Carson Public Financing Authority , City of Carson Reassessment District No. 2001-1 ,
Revenue , 2019 , Refunding , 5% , 9/02/31 ................................. 1,000,000 1,089,580
d
Cerritos Community College District , GO , 2012 D , 3.26%, 8/01/36 ............... 6,130,000 4,364,550
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5% , 9/01/30 ...................................... 1,280,000 1,379,616
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.5% , 9/01/31 .................................... 725,000 765,553
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.625% , 9/01/32 ................................... 755,000 806,862
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.75% , 9/01/34 ................................... 1,620,000 1,731,412
City of Chino Community Facilities District No. 2022-1 , Special Tax , 2025 , 5% ,
9/01/45 ........................................................ 2,125,000 2,183,355
City of Chino Community Facilities District No. 2022-1 , Special Tax , 2025 , 5.125% ,
9/01/50 ........................................................ 1,500,000 1,541,296
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/38 ........ 1,090,000 1,168,098
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.375% , 9/01/43 ..... 1,000,000 1,063,105
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.5% , 9/01/48 ....... 1,200,000 1,264,411
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.625% , 9/01/53 ..... 375,000 396,172
City & County of San Francisco ,
GO , 2021 B-1 , 4% , 6/15/37 .......................................... 2,000,000 2,051,874
GO , 2021 C-1 , 4% , 6/15/36 .......................................... 1,140,000 1,175,837
a
District No. 2020-1 Development , Special Tax , 144A, 2023 A , 5.25% , 9/01/38 ..... 875,000 942,633
a
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5% , 9/01/33 ............. 935,000 992,705
a
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5.5% , 9/01/43 ........... 1,060,000 1,122,699
a
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5% , 9/01/33 . 520,000 552,139
a
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.25% , 9/01/38 880,000 948,020
a
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.5% , 9/01/43 1,005,000 1,064,446
City of Chula Vista , Community Facilities District No. 16-1 Area No. 2 , Special Tax ,
2021 , 4% , 9/01/46 ................................................. 1,500,000 1,362,020
City of Clovis , Sewer , Revenue , 2013 , Refunding , BAM Insured , 5% , 8/01/28 ....... 1,200,000 1,202,156
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5% , 9/01/37 .................................................... 955,000 1,018,290
Community Facilities District No. 2015-1 Improvement Area No. 5 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 785,000 835,830
City of Fontana ,
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/32 ........... 250,000 256,289
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/36 ........... 550,000 556,318
Community Facilities District No. 87 , Special Tax , 2021 , 4% , 9/01/41 ........... 400,000 389,432
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/54 .......... 1,400,000 1,408,056
City of Lake Elsinore , Community Facilities District No. 2006-1 Improvement Area KK ,
Special Tax , 2021 , 4% , 9/01/46 ....................................... 400,000 360,263
City of Lincoln ,
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/37 ........ 1,215,000 1,295,521
Community Facilities District No. 2019-1 , Special Tax , 2025 , 5% , 9/01/50 ........ 850,000 861,961

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Long Beach , Harbor , Revenue , 2019 A , 5% , 5/15/38 .................... $ 2,000,000 $ 2,127,048
City of Los Angeles ,
Department of Airports , Revenue , 2018 B , Refunding , 5% , 5/15/32 ............. 3,325,000 3,472,877
Department of Airports , Revenue , 2018 C , 5% , 5/15/35 ..................... 5,800,000 5,973,502
Department of Airports , Revenue , 2019 F , 5% , 5/15/37 ...................... 5,715,000 5,981,210
Department of Airports , Revenue , 2019 F , 5% , 5/15/38 ...................... 4,500,000 4,699,130
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/35 ............. 2,115,000 2,314,202
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/37 ............. 7,380,000 8,010,636
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/40 ............. 5,485,000 5,875,050
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/36 .......... 1,325,000 1,489,583
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/37 .......... 9,960,000 11,131,133
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/38 .......... 1,080,000 1,200,167
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/40 .......... 580,000 635,972
Department of Airports , Revenue, Sub. Lien , 2017 A , 5% , 5/15/31 ............. 2,815,000 2,887,917
Department of Airports , Revenue, Sub. Lien , 2019 D , 5% , 5/15/31 ............. 2,685,000 2,832,893
Department of Airports , Revenue, Sub. Lien , 2019 D , 5% , 5/15/36 ............. 2,500,000 2,606,729
Department of Airports , Revenue, Sub. Lien , 2022 C , Refunding , 4% , 5/15/39 ..... 2,800,000 2,807,349
City of Menifee ,
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/43 ...... 240,000 248,432
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/48 ...... 325,000 330,911
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/53 ...... 750,000 756,854
Community Facilities District No. 2022-2 , Special Tax , 2025 A , 5% , 9/01/50 ...... 675,000 687,111
Community Facilities District No. 2022-2 , Special Tax , 2025 A , 5.125% , 9/01/55 ... 650,000 669,341
Community Facilities District No. 2023-2 Improvement Area No. 1 , Special Tax , 2025
A , 5% , 9/01/45 .................................................. 1,295,000 1,329,547
Community Facilities District No. 2023-2 Improvement Area No. 1 , Special Tax , 2025
A , 5% , 9/01/50 .................................................. 605,000 615,855
Community Facilities District No. 2023-2 Improvement Area No. 1 , Special Tax , 2025
A , 5% , 9/01/55 .................................................. 610,000 616,633
City of Mountain House , Community Facilities District No. 2024-1 Improvement Area
No. 8 , Special Tax , 2025 , 5.125% , 9/01/50 ............................... 750,000 761,465
City of Newport Beach ,
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2% , 9/02/34 . 230,000 190,064
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2.125% ,
9/02/35 ........................................................ 235,000 192,265
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2.125% ,
9/02/36 ........................................................ 240,000 191,734
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/26 . 220,000 221,716
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/27 . 250,000 254,420
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/28 . 250,000 256,525
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/29 . 275,000 284,413
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/30 . 225,000 234,126
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/31 . 260,000 271,307
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/32 . 280,000 292,630
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/33 . 225,000 233,989
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4.125% ,
9/02/38 ........................................................ 620,000 632,561
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 5% , 9/02/43 . 715,000 743,789
City of Oakland , Community Facilities District No. 2023-1 , Special Tax , 2025 , 5.25% ,
9/01/55 ......................................................... 865,000 886,229
City of Ontario ,
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/37 ........... 350,000 370,407
Community Facilities District No. 71 , Special Tax , 2025 , 5% , 9/01/50 ........... 1,000,000 1,014,072
City of Palo Alto ,
University Avenue Off-Street Parking Assessment District , 1915 Act, Special
Assessment , 2012 , Refunding , 5% , 9/02/28 ............................ 895,000 899,147

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Palo Alto, (continued)
University Avenue Off-Street Parking Assessment District , 1915 Act, Special
Assessment , 2012 , Refunding , 5% , 9/02/29 ............................ $ 1,155,000 $ 1,160,386
City of Pasadena , Water , Revenue , 2020 A , Refunding , 5% , 6/01/38 ............. 1,480,000 1,619,408
City of Rancho Cordova ,
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5% , 9/01/38 ...................................... 250,000 266,366
Ranch Community Facilities District No. 2021-1 Improvement Area No. 3 , Special
Tax , 2025 , 5% , 9/01/50 ............................................ 855,000 863,082
Ranch Community Facilities District No. 2021-1 Improvement Area No. 3 , Special
Tax , 2025 , 5% , 9/01/55 ............................................ 585,000 588,668
City of Rialto , Community Facilities District No. 2020-1 , Special Tax , 2023 , 5% , 9/01/38 1,445,000 1,550,467
City of Riverside , Water , Revenue , 2019 A , Refunding , 5% , 10/01/37 ............. 7,295,000 7,816,894
City of Roseville , Amoruso Ranch Community Facilities District No. 1 Improvement
Area No. 2 , Special Tax , 2025 , 5% , 9/01/45 .............................. 1,580,000 1,604,925
City of Sacramento ,
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/26 .................................................... 615,000 615,823
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/28 .................................................... 1,220,000 1,224,692
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/29 .................................................... 1,555,000 1,561,015
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/31 .................................................... 1,800,000 1,806,663
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/34 .................... 1,485,000 1,565,132
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/35 .................... 2,000,000 2,103,752
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/37 .................... 2,250,000 2,353,687
City of Vernon , Electric System , Revenue , 2021 A , 5% , 10/01/26 ................ 1,670,000 1,694,905
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/36 ......................................................... 1,505,000 1,551,498
a
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 2,105,000 1,923,940
Compton Community Redevelopment Agency ,
Successor Agency , Tax Allocation , 2022 A , Refunding , AG Insured , 5% , 8/01/37 ... 4,090,000 4,549,218
Successor Agency , Tax Allocation , 2022 A , Refunding , AG Insured , 5% , 8/01/42 ... 3,115,000 3,314,166
County of El Dorado ,
Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% , 9/01/38 ........ 500,000 535,156
Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 1,000,000 1,030,399
Community Facilities District No. 2014-1 , Special Tax , 2025 , 5.25% , 9/01/55 ...... 2,000,000 2,056,832
County of Sacramento ,
Airport System , Revenue, Sub. Lien , 2016 B , Refunding , 5% , 7/01/35 ........... 1,000,000 1,012,141
Airport System , Revenue, Sub. Lien , 2016 B , Refunding , 5% , 7/01/36 ........... 2,000,000 2,022,877
County of San Diego ,
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/37 ........................................................ 175,000 175,918
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/38 ........................................................ 375,000 375,788
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/40 ........................................................ 115,000 113,025
Community Facilities District No. 2008-01 Area No. 2 , Special Tax , 2020 A , 4% ,
9/01/35 ........................................................ 50,000 50,380
a
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim , Revenue, Senior Lien , 144A, 2021 A-1 , 3.35% ,
4/01/47 ........................................................ 9,500,000 8,107,314
Oceanaire Apartments , Revenue , 144A, 2021 A-1 , 3.2% , 9/01/46 .............. 7,500,000 5,359,736
Towne at Glendale Apartments , Revenue , 144A, 2022 B , 5% , 9/01/37 .......... 10,300,000 10,503,562

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Del Mar Race Track Authority ,
Revenue , 2015 , Refunding , 5% , 10/01/28 ................................ $ 1,925,000 $ 1,930,938
Revenue , 2015 , Refunding , 5% , 10/01/30 ................................ 1,125,000 1,128,496
Desert Sands Unified School District , GO , 2025 , 4% , 8/01/50 .................. 8,000,000 7,690,289
Dublin Unified School District , GO , 2016 , Refunding , 5% , 8/01/32 ............... 3,220,000 3,266,749
East Bay Municipal Utility District , Wastewater System , Revenue , 2014 A , Refunding ,
5% , 6/01/29 ...................................................... 1,000,000 1,099,886
East Whittier City School District , GO , 2024 A , 4.125% , 8/01/54 ................. 2,500,000 2,386,101
Eastern Municipal Water District , Community Facilities District No. 2019-86 , Special
Tax , 2023 , 5% , 9/01/43 ............................................. 1,085,000 1,119,401
El Dorado Irrigation District , Revenue , 2016 C , Pre-Refunded , 5% , 3/01/31 ........ 2,500,000 2,511,016
d
Escondido Union High School District , GO , 2009 , AG Insured , 3.28%, 8/01/36 ...... 4,225,000 3,001,936
Folsom Ranch Financing Authority , City of Folsom Community Facilities District No. 18 ,
Special Tax , 2024 , 5% , 9/01/44 ....................................... 1,000,000 1,031,426
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , 5.8% , 1/15/26 .............................. 3,760,000 3,764,036
Revenue , 2013 A , Refunding , 5.9% , 1/15/27 .............................. 6,395,000 6,603,482
Revenue , 2013 A , Refunding , AG Insured , 5.3% , 1/15/29 .................... 19,895,000 21,594,901
Golden State Tobacco Securitization Corp. , Revenue , 2018 A-1 , Pre-Refunded , 5% ,
6/01/35 ......................................................... 9,000,000 9,589,455
Golden Valley Unified School District , Community Facilities District No. 2017-1
Improvement Area No. 3 , Special Tax , 2025 , 5% , 9/01/45 .................... 725,000 730,854
Hemet Unified School District ,
Special Tax , 2025 , 5% , 9/01/50 ....................................... 1,190,000 1,211,249
Community Facilities District No. 2023-3 , Special Tax , 2025 , 5% , 9/01/45 ........ 1,000,000 1,034,551
Imperial Irrigation District ,
Electric System , Revenue , 2019 , Refunding , 5% , 11/01/34 ................... 1,100,000 1,194,946
Electric System , Revenue , 2019 , Refunding , 5% , 11/01/37 ................... 3,885,000 4,160,870
Independent Cities Finance Authority ,
Augusta Communities LLC , Revenue , 2022 A , Refunding , 5.25% , 5/15/56 ....... 2,010,000 2,062,694
Millennium Housing LLC , Revenue , 2021 , Refunding , 3% , 5/15/41 ............. 1,395,000 1,189,417
Millennium Housing LLC , Revenue , 2022 , Refunding , 3.7% , 9/15/32 ............ 745,000 761,265
San Juan Mobile Estates , Revenue , 2015 , Refunding , 5% , 8/15/30 ............. 1,345,000 1,346,947
Irvine Unified School District ,
Special Tax , 2020 A , 5% , 9/01/30 ...................................... 1,900,000 2,057,291
Special Tax , 2020 A , 5% , 9/01/31 ...................................... 1,830,000 1,970,355
Special Tax , 2020 A , 5% , 9/01/32 ...................................... 750,000 803,285
Special Tax , 2020 A , 4% , 9/01/33 ...................................... 2,095,000 2,145,753
Special Tax , 2020 A , 4% , 9/01/35 ...................................... 1,450,000 1,477,477
Special Tax , 2020 A , 4% , 9/01/36 ...................................... 2,625,000 2,661,895
Special Tax , 2020 A , 4% , 9/01/37 ...................................... 2,695,000 2,720,727
Special Tax , 2020 A , 4% , 9/01/39 ...................................... 2,890,000 2,874,124
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/29 ........ 185,000 198,430
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/36 ........ 265,000 277,816
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/37 ........ 280,000 283,093
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/38 ........ 270,000 271,667
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/39 ........ 315,000 315,494
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/40 ........ 350,000 344,744
Jurupa Community Services District ,
Community Facilities District No. 57 , Special Tax , 2025 A , 5% , 9/01/45 .......... 1,000,000 1,025,111
Community Facilities District No. 57 , Special Tax , 2025 A , 5% , 9/01/50 .......... 1,000,000 1,014,845
Jurupa Unified School District , GO , 2019 C , 5.25% , 8/01/43 ................... 14,675,000 15,276,698
Lake Elsinore Unified School District , Community Facilities District No. 2007-2 , Special
Tax , 2021 , 4% , 9/01/45 ............................................. 760,000 683,871
Lammersville Joint Unified School District , Community Facilities District No. 2002 ,
Special Tax , 2017 , Refunding , 5% , 9/01/33 ............................... 1,575,000 1,617,610

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles County Metropolitan Transportation Authority ,
Sales Tax , Revenue , 2017 A , 5% , 7/01/39 ............................... $ 7,520,000 $ 7,763,132
Sales Tax , Revenue , 2021 A , 4% , 6/01/35 ............................... 1,485,000 1,579,213
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/38 ...................... 1,910,000 2,131,180
Los Angeles Department of Water & Power ,
Power System , Revenue , 2017 B , Refunding , 5% , 7/01/34 ................... 23,350,000 23,812,902
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/39 ................... 2,860,000 3,053,616
Power System , Revenue , 2024 C , Refunding , 5% , 7/01/45 ................... 2,300,000 2,412,219
Power System , Revenue , 2024 D , 5% , 7/01/47 ............................ 2,900,000 3,026,054
Water System , Revenue , 2016 A , Refunding , 5% , 7/01/37 ................... 10,450,000 10,450,000
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/34 ................... 2,500,000 2,622,040
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/38 ................... 4,500,000 4,682,718
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/33 ................... 1,410,000 1,535,333
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/39 ................... 10,535,000 11,248,198
Los Angeles Unified School District ,
GO , 2020 RYQ , 4% , 7/01/38 ......................................... 5,000,000 5,167,815
GO , 2024 A , Refunding , 5% , 7/01/26 ................................... 13,000,000 13,184,311
Menifee Union School District ,
GO , 2025 A , 4.125% , 8/01/54 ......................................... 2,500,000 2,378,296
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/41 .................................................... 800,000 777,078
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/36 .................................................... 445,000 452,239
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/46 .................................................... 875,000 801,017
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5% , 9/01/37 .................................................... 1,100,000 1,176,435
Menifee Union School District Public Financing Authority ,
Special Tax , 2017 A , 5% , 9/01/28 ...................................... 1,250,000 1,271,096
Special Tax , 2017 A , 5% , 9/01/30 ...................................... 1,550,000 1,576,576
Metropolitan Water District of Southern California , Revenue , 2020 C , Refunding , 5% ,
7/01/38 ......................................................... 12,500,000 13,730,492
Mid-Peninsula Water District ,
COP , 2025 , 4.125% , 12/01/50 ........................................ 5,965,000 5,739,639
COP , 2025 , 4.25% , 12/01/54 ......................................... 7,060,000 6,857,443
Moreno Valley Unified School District ,
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/31 ........ 120,000 122,531
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/32 ........ 130,000 132,371
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/33 ........ 140,000 142,063
Community Facilities District No. 2016-1 , Special Tax , 2020 , 2.625% , 9/01/38 ..... 200,000 165,866
Community Facilities District No. 2022-1 , Special Tax , 2025 , 5% , 9/01/45 ........ 750,000 761,252
Community Facilities District No. 2022-1 , Special Tax , 2025 , 5.125% , 9/01/50 ..... 925,000 940,428
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/45 ........ 1,455,000 1,484,301
Mt. San Antonio Community College District , GO , 2013 A , 5.875% , 8/01/28 ........ 6,000,000 6,409,994
Orange County Community Facilities District ,
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5% , 8/15/38 ...... 1,360,000 1,463,620
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.25% , 8/15/43 .... 1,350,000 1,421,285
Orange Unified School District , GO , 2022 , 5% , 8/01/41 ....................... 2,130,000 2,354,230
Oro Grande Elementary School District ,
COP , 2020 , Refunding , 4% , 9/15/29 .................................... 2,595,000 2,641,799
COP , 2020 , Refunding , 4% , 9/15/30 .................................... 2,700,000 2,743,533
COP , 2020 , Refunding , 4% , 9/15/31 .................................... 2,805,000 2,843,755
COP , 2020 , Refunding , 4% , 9/15/32 .................................... 1,600,000 1,618,368
Perris Joint Powers Authority , Special Tax , 2025 , 5% , 9/01/45 .................. 2,825,000 2,877,865
Port of Oakland ,
Revenue , 2017 D , 5% , 11/01/28 ....................................... 2,195,000 2,277,821
Revenue , 2017 D , Pre-Refunded , 5% , 11/01/28 ........................... 55,000 57,428

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Poway Unified School District ,
Community Facilities District No. 16 Area A , Special Tax , 2020 , AG Insured , 5% ,
9/01/32 ........................................................ $ 100,000 $ 109,777
Community Facilities District No. 16 Area A , Special Tax , 2020 , AG Insured , 4% ,
9/01/34 ........................................................ 500,000 519,825
Community Facilities District No. 16 Area A , Special Tax , 2020 , AG Insured , 4% ,
9/01/36 ........................................................ 715,000 737,745
Community Facilities District No. 16 Area A , Special Tax , 2020 , AG Insured , 4% ,
9/01/40 ........................................................ 965,000 976,135
Poway Unified School District Public Financing Authority ,
Special Tax , 2017 A , Refunding , 5% , 9/01/27 ............................. 1,375,000 1,395,127
Special Tax , 2017 A , Refunding , 5% , 9/01/30 ............................. 2,225,000 2,254,583
River Islands Public Financing Authority ,
Community Facilities District No. 2016-1 , Special Tax , 2025 , AG Insured , 5% , 9/01/45 600,000 642,310
Community Facilities District No. 2016-1 , Special Tax , 2025 , AG Insured , 5% , 9/01/50 815,000 858,010
Community Facilities District No. 2020-1 Public Improvements , Special Tax , 2025 , AG
Insured , 5% , 9/01/45 .............................................. 1,100,000 1,177,569
Community Facilities District No. 2020-1 Public Improvements , Special Tax , 2025 , AG
Insured , 5% , 9/01/50 .............................................. 1,950,000 2,052,906
Riverside County Transportation Commission ,
Sales Tax , Revenue , 2017 B , Refunding , 4% , 6/01/36 ....................... 9,750,000 9,911,846
Sales Tax , Revenue , 2017 B , Refunding , 5% , 6/01/39 ....................... 5,000,000 5,206,642
Riverside Unified School District ,
Special Tax , 2025 , 5% , 9/01/45 ....................................... 1,400,000 1,435,156
Community Facilities District No. 33 , Special Tax , 2021 , 4% , 9/01/45 ........... 375,000 344,096
Community Facilities District No. 40 , Special Tax , 2025 A , 5% , 9/01/40 .......... 1,500,000 1,571,080
Community Facilities District No. 40 , Special Tax , 2025 A , 5% , 9/01/45 .......... 1,780,000 1,822,207
a
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ 5,000,000 4,700,352
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/27 ..................................... 1,035,000 1,052,213
Romoland School District ,
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/27 1,000,000 1,001,301
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/28 1,960,000 1,962,380
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/29 2,130,000 2,132,616
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/30 2,310,000 2,312,812
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/31 2,495,000 2,497,988
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/32 2,690,000 2,693,229
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 250,000 269,030
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 440,000 457,420
Community Facilities District No. 2020-2 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,800,000 1,825,560
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... 1,000,000 1,017,942
Community Facilities District No. 2023-1 Improvement Area No. 2 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... 840,000 855,071
Community Facilities District No. 91-1 , Special Tax , 2017 , Refunding , 5% , 9/01/36 . 1,130,000 1,156,222
Root Creek Water District ,
Community Facilities District No. 2016-1 Improvement Area No. 1 , Special Tax , 2021 ,
4% , 9/01/41 .................................................... 430,000 416,244
Community Facilities District No. 2016-1 Improvement Area No. 1 , Special Tax , 2021 ,
4% , 9/01/46 .................................................... 1,300,000 1,177,218
Sacramento Municipal Utility District ,
Revenue , 2019 G , 5% , 8/15/38 ....................................... 2,695,000 2,897,357
Revenue , 2023 K , 5% , 8/15/39 ........................................ 1,000,000 1,142,027
San Diego Community College District , GO , 2024 A-1 , 5% , 8/01/55 .............. 7,000,000 7,445,215

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Diego County Regional Airport Authority ,
Revenue , 2019 A , Refunding , 5% , 7/01/35 ............................... $ 7,500,000 $ 8,117,044
Revenue , 2019 A , Refunding , 5% , 7/01/39 ............................... 6,500,000 6,922,936
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 4,153,674
Revenue , 2021 B , 5% , 7/01/30 ........................................ 2,260,000 2,469,966
Revenue, Senior Lien , 2023 B , 5.25% , 7/01/38 ............................ 2,500,000 2,784,065
Revenue, Senior Lien , 2023 B , 5% , 7/01/39 .............................. 5,000,000 5,451,141
Revenue, Senior Lien , 2023 B , 5% , 7/01/40 .............................. 7,000,000 7,549,606
San Diego Unified School District , GO , 2019 L , 4% , 7/01/38 ................... 605,000 619,828
San Francisco Bay Area Rapid Transit District , GO , 2020 C-1 , 4% , 8/01/33 ........ 2,250,000 2,370,751
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/36 ............................... 4,000,000 4,199,876
Revenue, Second Series , 2019 E , 5% , 5/01/35 ............................ 2,000,000 2,107,628
Revenue, Second Series , 2019 H , Refunding , 5% , 5/01/30 ................... 2,895,000 3,086,066
Revenue, Second Series , 2024 A , Refunding , 5.25% , 5/01/44 ................. 5,000,000 5,319,955
San Francisco City & County Public Utilities Commission , Wastewater , Revenue , 2018
A , 4% , 10/01/43 ................................................... 9,220,000 9,224,413
San Francisco City & County Redevelopment Agency Successor Agency ,
Mission Bay South Redevelopment Area Tax Increment Financing District , Tax
Allocation , 2014 A , 5% , 8/01/30 ...................................... 1,080,000 1,081,416
Mission Bay South Redevelopment Area Tax Increment Financing District , Tax
Allocation , 2014 A , 5% , 8/01/34 ...................................... 1,110,000 1,111,092
San Jacinto Unified School District , Community Facilities District No. 2022-1
Improvement Area No. 1 , Special Tax , 2023 , 5.25% , 9/01/48 ................. 350,000 362,062
San Jacinto Unified School District Financing Authority , Community Facilities District
No. 2003-2 , Special Tax , 2019 , 5% , 9/01/36 .............................. 1,200,000 1,241,762
d
San Joaquin Hills Transportation Corridor Agency , Revenue , 1997 A , Refunding , NATL
Insured , 1.45%, 1/15/26 ............................................. 19,000,000 18,988,682
San Juan Unified School District , GO , 2020 , 4% , 8/01/34 ...................... 2,765,000 2,847,427
d
San Mateo County Community College District , GO , 2005 A , NATL Insured , 2.65%,
9/01/30 ......................................................... 5,000,000 4,424,727
San Rafael City Elementary School District , GO , 2022 B , 4% , 8/01/54 ............ 10,000,000 9,311,607
Sierra View Local Health Care District ,
Revenue , 2020 , Refunding , 4% , 7/01/26 ................................. 100,000 100,407
Revenue , 2020 , Refunding , 5% , 7/01/28 ................................. 660,000 689,477
Revenue , 2020 , Refunding , 5% , 7/01/30 ................................. 520,000 561,005
Sonoma Community Development Agency Successor Agency ,
Tax Allocation, Sub. Lien , 2015 , Refunding , NATL Insured , 5% , 6/01/29 ......... 1,000,000 1,011,815
Tax Allocation, Sub. Lien , 2015 , Refunding , NATL Insured , 5% , 6/01/33 ......... 1,200,000 1,212,857
Southern California Public Power Authority ,
c
City of Anaheim Electric System , Revenue , 2024 A , Mandatory Put , 5% , 9/01/30 .. 4,355,000 4,627,762
Los Angeles Department of Water & Power Power System , Revenue , 2025-1 , 5% ,
7/01/53 ........................................................ 10,000,000 10,464,225
State of California ,
GO , Refunding , 5% , 11/01/29 ......................................... 5,000,000 5,503,048
GO , 5% , 4/01/30 .................................................. 3,725,000 4,038,533
GO , Refunding , 5% , 11/01/30 ......................................... 15,540,000 17,445,812
GO , 5.75% , 10/01/31 ............................................... 15,000,000 16,344,885
GO , Refunding , 5% , 10/01/32 ......................................... 5,780,000 6,315,812
GO , 5% , 8/01/45 .................................................. 10,000,000 10,894,359
GO , 2017 , 5% , 11/01/28 ............................................. 7,230,000 7,581,682
Temecula Public Financing Authority , Community Facilities District No. 23-02 , Special
Tax , 2025 , 5% , 9/01/45 ............................................. 2,300,000 2,354,161
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/38 .... 1,300,000 1,297,923

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2019 A , 1 ,
Refunding , 5% , 6/01/36 ............................................ $ 1,600,000 $ 1,671,533
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2019 A , 1 ,
Refunding , 5% , 6/01/38 ............................................ 1,500,000 1,549,402
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.25% , 9/01/38 ................................... 600,000 642,643
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.625% , 9/01/43 ................................... 1,350,000 1,433,896
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/32 ........................... 500,000 525,152
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/33 ........................... 1,735,000 1,816,575
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/34 ........................... 1,050,000 1,096,156
University of California ,
Revenue , 2016 K , 5% , 5/15/37 ........................................ 1,000,000 1,004,991
Revenue , 2024 BS , Refunding , 5% , 5/15/43 .............................. 2,000,000 2,186,308
Revenue , 2025 CC , 4% , 5/15/55 ...................................... 5,000,000 4,690,012
Val Verde Unified School District ,
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 555,000 573,852
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 625,000 637,084
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/54 .................................................... 1,000,000 1,014,263
Washington Township Health Care District ,
Revenue , 2020 A , Refunding , 3% , 7/01/32 ............................... 800,000 770,231
Revenue , 2020 A , Refunding , 4% , 7/01/33 ............................... 275,000 280,347
Revenue , 2020 A , Refunding , 3% , 7/01/34 ............................... 870,000 820,001
Revenue , 2020 A , Refunding , 4% , 7/01/35 ............................... 300,000 302,741
Revenue , 2020 A , Refunding , 3% , 7/01/36 ............................... 1,400,000 1,273,207
Revenue , 2020 A , Refunding , 3% , 7/01/37 ............................... 725,000 648,462
Revenue , 2020 A , Refunding , 3% , 7/01/38 ............................... 750,000 659,635
Revenue , 2023 A , 5% , 7/01/40 ........................................ 400,000 413,451
Revenue , 2023 A , 5% , 7/01/41 ........................................ 375,000 384,134
Revenue , 2023 A , 5% , 7/01/42 ........................................ 325,000 330,482
Revenue , 2023 A , 5% , 7/01/43 ........................................ 275,000 277,649
West Basin Municipal Water District ,
Revenue , 2016 A , Refunding , 5% , 8/01/33 ............................... 2,630,000 2,633,272
Revenue , 2021 A , Refunding , 5% , 8/01/34 ............................... 1,635,000 1,862,739
1,317,883,066
Florida 0.7%
a ,d
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 11,700,000 9,933,190
Virgin Islands 0.4%
Virgin Islands Transportation & Infrastructure Corp. ,
Revenue , 2025 , Refunding , 5% , 9/01/42 ................................. 1,250,000 1,356,602
Revenue , 2025 , Refunding , 5% , 9/01/43 ................................. 1,500,000 1,613,538
Revenue , 2025 , Refunding , 5% , 9/01/44 ................................. 1,715,000 1,830,545
4,800,685

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See A bbreviations on page 30
.
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 0.2%
Guam 0.2%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
$ 2,810,000 $ 2,827,591
Total Municipal Bonds (Cost $ 1,331,738,923 ) ...................................
1,345,246,507
a a a a
Short Term Investments 2.3%
Municipal Bonds 2.3%
California 2.3%
e
Anaheim Housing & Public Improvements Authority , City of Anaheim Water System ,
Revenue, Second Lien , 2024 A , LOC Bank of America NA , Daily VRDN and Put , 2% ,
10/01/54 ........................................................ 3,000,000 3,000,000
e
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 1.55% , 7/01/46 ................................ 2,100,000 2,100,000
e
Irvine Ranch Water District , Special Assessment , 2009 B , LOC Bank of America NA ,
Daily VRDN and Put , 2% , 10/01/41 .................................... 14,380,000 14,380,000
e
Regents of the University of California , Medical Center , Revenue , 2007 B-1 , Refunding ,
Daily VRDN and Put , 1.75% , 5/15/32 ................................... 2,700,000 2,700,000
e
University of California , Revenue , 2013 AL-1 , Daily VRDN and Put , 1.7% , 5/15/48 ...
9,300,000 9,300,000
31,480,000
Total Municipal Bonds (Cost $ 31,480,000 ) ......................................
31,480,000
Total Short Term Investments (Cost $ 31,480,000 ) ................................
31,480,000
a
Total Investments (Cost $ 1,363,218,923 ) 98.7% ..................................
$1,376,726,507
Other Assets, less Liabilities 1.3% .............................................
18,938,575
Net Assets 100.0% ...........................................................
$1,395,665,082
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $123,402,184, representing 8.8% of net assets.
b
The coupon rate shown represents the rate at period end.
c
The maturity date shown represents the mandatory put date.
d
The rate shown represents the yield at period end.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,363,218,923
Value - Unaffiliated issuers .................................................................. $1,376,726,507
Cash .................................................................................... 6,437,620
Receivables:
Capital shares sold ........................................................................ 2,492,282
Interest ................................................................................. 17,130,203
Total assets .......................................................................... 1,402,786,612
Liabilities:
Payables:
Capital shares redeemed ................................................................... 5,646,430
Management fees ......................................................................... 433,561
Distribution fees .......................................................................... 126,295
Transfer agent fees ........................................................................ 204,415
Trustees' fees and expenses ................................................................. 1,555
Distributions to shareholders ................................................................. 636,024
Accrued expenses and other liabilities ........................................................... 73,250
Total liabilities ......................................................................... 7,121,530
Net assets, at value ................................................................. $1,395,665,082
Net assets consist of:
Paid-in capital ............................................................................. $1,504,109,534
Total distributable earnings (losses) ............................................................. (108,444,452)
Net assets, at value ................................................................. $1,395,665,082

Franklin California Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $458,936,363
Shares outstanding ........................................................................ 41,664,634
Net asset value per share
a ,b
.................................................................. $11.02
Maximum offering price per share (net asset value per share ÷ 97 .75% )
b
................................ $11.27
Class A1:
Net assets, at value ....................................................................... $259,474,861
Shares outstanding ........................................................................ 23,571,609
Net asset value per share
a ,b
.................................................................. $11.01
Maximum offering price per share (net asset value per share ÷ 97 .75% )
b
................................ $11.26
Class C:
Net assets, at value ....................................................................... $18,562,253
Shares outstanding ........................................................................ 1,679,309
Net asset value and maximum offering price per share
a ,b
............................................ $11.05
Class R6:
Net assets, at value ....................................................................... $79,556,072
Shares outstanding ........................................................................ 7,208,931
Net asset value and maximum offering price per share
b
............................................. $11.04
Advisor Class:
Net assets, at value ....................................................................... $579,135,533
Shares outstanding ........................................................................ 52,467,983
Net asset value and maximum offering price per share
b
............................................. $11.04
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin California Tax-Free Trust
Financial Statements
Statement of Operations
for the six months ended December 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $27,273,791
Expenses:
Management fees (Note 3 a ) ................................................................... 3,145,142
Distribution fees: (Note 3c )
    Class A ................................................................................ 519,887
    Class A1 ............................................................................... 137,241
    Class C ................................................................................ 63,366
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 157,391
    Class A1 ............................................................................... 103,935
    Class C ................................................................................ 7,387
    Class R6 ............................................................................... 7,012
    Advisor Class ............................................................................ 213,446
Custodian fees ............................................................................ 4,045
Reports to shareholders fees .................................................................. 15,304
Registration and filing fees .................................................................... 8,083
Professional fees ........................................................................... 43,572
Trustees' fees and expenses .................................................................. 7,682
Other .................................................................................... 124,840
Total expenses ......................................................................... 4,558,333
Expenses waived/paid by affiliates (Note 3 f ) .................................................... (547,050)
Net expenses ......................................................................... 4,011,283
Net investment income ................................................................ 23,262,508
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (897,056)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 28,529,864
Unfunded commitments .................................................................... (134,219)
Net realized and unrealized gain (loss) ............................................................ 27,498,589
Net increase (decrease) in net assets resulting from operations .......................................... $50,761,097

Franklin California Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin California Intermediate-Term Tax-
Free Income Fund
Six Months Ended
December 31, 2025
(unaudited)
Year Ended
June 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $23,262,508 $42,649,245
Net realized gain (loss) ................................................. (897,056) (16,371,222)
Net change in unrealized appreciation (depreciation) ........................... 28,395,645 (5,443,091)
Net increase (decrease) in net assets resulting from operations ................ 50,761,097 20,834,932
Distributions to shareholders:
Class A ............................................................. (6,885,990) (11,784,742)
Class A1 ............................................................ (4,743,771) (10,107,456)
Class C ............................................................. (281,905) (626,979)
Class R6 ............................................................ (1,321,545) (2,151,486)
Advisor Class ........................................................ (10,017,182) (17,885,078)
Total distributions to shareholders .......................................... (23,250,393) (42,555,741)
Capital share transactions: (Note 2 )
Class A ............................................................. 54,330,160 28,007,962
Class A1 ............................................................ (27,905,043) (62,246,762)
Class C ............................................................. (2,515,603) (6,501,779)
Class R6 ............................................................ 12,347,823 8,496,902
Advisor Class ........................................................ 32,753,376 1,548,898
Total capital share transactions ............................................ 69,010,713 (30,694,779)
Net increase (decrease) in net assets ................................... 96,521,417 (52,415,588)
Net assets:
Beginning of period ..................................................... 1,299,143,665 1,351,559,253
End of period .......................................................... $1,395,665,082 $1,299,143,665

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin California Tax-Free Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of one fund, Franklin California Intermediate-Term Tax-Free
Income Fund (Fund). The Fund follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers five classes of shares: Class A, Class A1,
Class C, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and  excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
December 31, 2025
Year Ended
June 30, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 9,579,296 $104,832,208 11,699,294 $127,975,904
Shares issued in reinvestment of distributions .......... 575,494 6,293,698 972,306 10,648,254
Shares redeemed ............................... (5,210,964) (56,795,746) (10,112,729) (110,616,196)
Net increase (decrease) .......................... 4,943,826 $54,330,160 2,558,871 $28,007,962
Class A1 Shares:
Shares sold ................................... 354,793 $3,895,196 706,363 $7,751,891
Shares issued in reinvestment of distributions .......... 382,644 4,179,547 812,959 8,902,559
Shares redeemed ............................... (3,292,487) (35,979,786) (7,206,770) (78,901,212)
Net increase (decrease) .......................... (2,555,050) $(27,905,043) (5,687,448) $(62,246,762)
Class C Shares:
Shares sold ................................... 161,015 $1,772,714 396,137 $4,361,149
Shares issued in reinvestment of distributions .......... 24,533 268,973 54,001 594,040
Shares redeemed
a
.............................. (415,486) (4,557,290) (1,041,757) (11,456,968)
Net increase (decrease) .......................... (229,938) $(2,515,603) (591,619) $(6,501,779)
Class R6 Shares:
Shares sold ................................... 2,398,678 $26,175,764 3,038,656 $33,369,985
Shares issued in reinvestment of distributions .......... 60,953 667,801 112,085 1,229,499
Shares redeemed ............................... (1,327,991) (14,495,742) (2,381,966) (26,102,582)
Net increase (decrease) .......................... 1,131,640 $12,347,823 768,775 $8,496,902
Advisor Class Shares:
Shares sold ................................... 8,979,609 $98,262,775 19,098,548 $208,371,299
Shares issued in reinvestment of distributions .......... 700,409 7,674,099 1,264,266 13,873,603
Shares redeemed ............................... (6,682,966) (73,183,498) (20,188,743) (220,696,004)
Net increase (decrease) .......................... 2,997,052 $32,753,376 174,071 $1,548,898
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Franklin Distributors, LLC (Distributors) Principal underwriter

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

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Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended December 31, 2025, the annualized gross effective investment management fee rate was 0.467% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
3. Transactions with Affiliates
(continued)

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Notes to Financial Statements (unaudited)

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Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended December 31, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$133,493 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.49% based on the average net assets of each class until October 31, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until October 31, 2026.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended December 31, 2025, these purchase and sale transactions aggregated $76,236,784 and $43,500,000, respectively.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At June 30, 2025, the capital loss carryforwards were as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $3,936
CDSC retained .............................................................................. $28,548
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 55,775,089
Long term ................................................................................ 66,453,523
Total capital loss carryforwards ............................................................... $122,228,612
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

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Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
At December 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2025, aggregated
$144,249,644 and $103,869,661, respectively.
6. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended December 31, 2025, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Cost of investments .......................................................................... $1,363,051,883
Unrealized appreciation ........................................................................ $27,525,518
Unrealized depreciation ........................................................................ (13,850,894)
Net unrealized appreciation (depreciation) .......................................................... $13,674,624
4. Income Taxes
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

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Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2025, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AG
Assured Guaranty, Inc.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
FNMA
Federal National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
8. Fair Value Measurements
(continued)

Franklin California Tax-Free Trust

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Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

CAT-SFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin California Tax-Free Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 26, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	February 26, 2026